INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Disclosure of Inventories [Table Text Block]
	As at December 31,
	2021	2020
Ore stockpiles	31,845	21,946
Copper contained in concentrate	19,831	7,948
Molybdenum concentrate	310	398
Materials and supplies	27,885	28,549
	79,871	58,841